Significant Accounting Policies - Property and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property and equipment
Depreciation expenses	$ 26.5	$ 22.4	$ 18.5
Computers and equipment | Minimum
Property and equipment
Estimated useful lives of assets	3 years
Computers and equipment | Maximum
Property and equipment
Estimated useful lives of assets	4 years
Furniture and fixtures
Property and equipment
Estimated useful lives of assets	5 years